Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting information

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,489,053	$144,683	$1,344,370
Technical supporting services	173,547	—	173,547
Total	$1,662,600	$144,683	$1,517,917